February 11, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:

         ING Investors Trust

         SEC File Nos. 33-23512; 811-5629

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 111 (“Amendment”) to the Registration Statement of ING Investors Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on April 30, 2013.

The Registrant is filing the Amendment for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act. Additionally, the Registrant is filing the Amendment for the purpose of registering one new series of the Registrant: ING Global Perspectives Portfolio.

Should you have any questions or comments regarding this filing, please contact Jay Stamper at 480-477-2660 or the undersigned at 480-477-2649.

Very truly yours,

/s/: Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

Attachment

cc:

Huey P. Falgout, Jr., Esq.

Senior Vice President and Chief Counsel

ING Investment Management – ING Funds

Jeffrey S. Puretz, Esq.

Dechert LLP